SIGNAL ADVANCE, INC.
2520 County Road 81
Rosharon, Texas  77583


December 3, 2013


Amended Confidential Draft Registration Statement
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


The registrant (Signal Advance, Inc.) is submitting a Registration Statement on Form S-1, as indentified below:

    Signal Advance, Inc.
    CIK No. 0001545061
    Registration No.: 333-192374

This registration statement was amended to include a current Consent of Independent Registered Accountant (Exhibit 23.1) dated December 2, 2013, as noted in the second to last paragraph on page 2 of the amended registration ststement.


With regards,

/s/ Chris M. Hymel
Chris M. Hymel

713 510 7445 (Office)
832 646 5564 (Cell)
chymel@signaladvance.com